Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the period	$ 7,670,556	$ 7,770,556
(Recovery of) additions charged to credit losses		(50,000)
Balance at the end of the period	$ 7,670,556	$ 7,720,556